Note 12 - Non-controlling Interests - Restricted Stock Units (Details)		12 Months Ended
		Nov. 30, 2025 $ / shares		Nov. 30, 2025 $ / shares		Nov. 30, 2024 $ / shares	Nov. 30, 2024 $ / shares
Statement Line Items [Line Items]
Balance, option		15,481,429		15,481,429		14,945,195	14,945,195
Balance, weighted average exercise of option (in CAD per share)		$ 1.61				$ 1.6
Granted, option		3,047,000		3,047,000		2,763,234	2,763,234
Granted, weighted average exercise of option (in CAD per share)		$ 1.88				$ 1.19
Forfeited, weighted average exercise of option (in CAD per share)		$ 1.71
Balance, option		15,266,445		15,266,445		15,481,429	15,481,429
Balance, weighted average exercise of option (in CAD per share)		$ 1.53				$ 1.61
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Balance, option		185,550		185,550		82,500	82,500
Balance, weighted average exercise of option (in CAD per share)				$ 10			$ 10
Granted, option		140,500		140,500		106,050	106,050
Granted, weighted average exercise of option (in CAD per share)				$ 10			$ 10
Exercised, option	[1]	(33,750)		(33,750)
Exercised, weighted average exercise of options (in CAD per share)	[1]	$ 10
Forfeited, option						(3,000)	(3,000)
Forfeited, weighted average exercise of option (in CAD per share)		$ 10
Balance, option		279,800	[2]	279,800	[2]	185,550	185,550
Balance, weighted average exercise of option (in CAD per share)				$ 10			$ 10
U.S. GoldMining Inc. [member] | Restricted stock units [member]
Statement Line Items [Line Items]
Balance, option		0		0
Balance, weighted average exercise of option (in CAD per share)		$ 0
Granted, option		20,050		20,050
Granted, weighted average exercise of option (in CAD per share)		$ 8.55
Exercised, option		(10,889)		(10,889)
Exercised, weighted average exercise of options (in CAD per share)		$ 8.32
Forfeited, option		(600)		(600)
Forfeited, weighted average exercise of option (in CAD per share)		$ 8.32
Balance, option		8,561		8,561		0	0
Balance, weighted average exercise of option (in CAD per share)		$ 8.86				$ 0

[1]	7,126 U.S. GoldMining Shares were issued pursuant to the exercise of 33,750 U.S. GoldMining stock options on a net exercise basis.
[2]	As at November 30, 2025, outstanding U.S. GoldMining stock options have a weighted average remaining contractual life of 3.41 years.